INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CURRENT INCOME TAX EXPENSES
	2020	2021	2022
	S$	S$	S$

Current tax liability	-	-	1,640

SCHEDULE OF INCOME TAX EXPENSES

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2020	2021	2022
	S$	S$	S$

Loss before income tax	(1,935,626)	(2,051,903)	(3,129,812)

Tax calculated at tax rate of 17%	(329,056)	(348,823)	(532,068)
Effects of:
- different tax rates in other countries	(69,479)	66,321	(41,874)
- deferred tax assets not recognized	236,754	214,613	327,624
- expenses not deductible for tax purposes	173,669	75,270	268,077
- income not subject to tax	(11,888)	(7,381)	(20,119)
Income tax expenses	-	-	1,640

SCHEDULE OF UNUTILIZED TAX LOSSES

	2020	2021	2022
	S$	S$	S$

Unutilized tax losses
At beginning of year	666,000	1,741,000	3,016,000
Addition	1,075,000	1,275,000	1,485,000
At end of year	1,741,000	3,016,000	4,501,000

Unabsorbed capital allowance
At beginning of year	471,000	789,000	776,000
Addition /(Utilization)	318,000	(13,000)	442,000
At end of year	789,000	776,000	1,218,000

Total	2,530,000	3,792,000	5,719,000

Unrecorded deferred tax benefits @ 17%	430,100	644,640	972,230